Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document And Entity Information
Entity Registrant Name	SinglePoint Inc.
Entity Central Index Key	0001443611
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2020